FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	$ 4,907	$ 5,885
Due to related parties	156	157
Term facility	2,513	5,884
Equipment loans	90	411
Total	1,134	$ 1,819
Not Later Than One Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	4,907
Due to related parties	156
Minimum rental and lease payments	1,269
Term facility	3,628
Equipment loans	228
Finance lease obligations	716
Total	10,904
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities
Due to related parties
Minimum rental and lease payments	20
Term facility	2,571
Equipment loans	73
Finance lease obligations	444
Total	3,108
Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities
Due to related parties
Minimum rental and lease payments	5
Term facility
Equipment loans
Finance lease obligations	28
Total	33
Financial instruments [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	4,907
Due to related parties	156
Minimum rental and lease payments	1,294
Term facility	6,199
Equipment loans	301
Finance lease obligations	1,188
Total	$ 14,045